Share-based Payments	6 Months Ended
Jun. 30, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share-based payments
7.	Share-based payments
The Company has six share-based payment plans for employees, directors and consultants. The share options granted under these plans are settled in equity. The six share-based payment plans include three new plans approved by shareholders at the annual general meeting of the Company on June 25, 2020. No awards have been granted under these new plans during the six months ended June 30, 2020.
As detailed in the table below, during the six months ended June 30, 2020, 2,186,780 share options were granted under the Company’s U.K. share-based payment plans and U.S. share option sub-plan
(six months ended June 30, 2019: 1,088,150 share options granted). Options granted under these plans will vest if the option holder remains under respective contract of employment or contract of service for the agreed vesting period. The share options granted in the period will vest over a period of up to four years.
The fair values of options granted were determined using the Black-Scholes model that takes into account factors specific to the share incentive plan. As the Company completed its initial public offering in October 2017, it is not possible to derive historical volatility from the Company’s ADSs prior to October 2017. The underlying expected volatility was therefore determined by using the historical volatility of similar listed entities as a proxy. The volatility percentage applied to each tranche is the average of the historical volatility of comparable companies to the Company.
The following weighted average principal assumptions were used in calculating the fair values of options granted:

Options granted on June 10, 2020

Vesting dates	June 10, 2021
June 10, 2022
June 10, 2023
June 10, 2024
Volatility	76.59%
Dividend yield	0%
Risk-free investment rate	0.003%
Fair value of option at grant date	£2.76
Fair value of share at grant date	£4.78
Exercise price at date of grant	£4.78
Lapse date	June 10, 2030
Expected option life (years)	4.50
Number of options granted	2,186,780
For the three months ended June 30, 2020, the Company has recognized £0.8 million of share-based payment expense in the statement of operations (three months ended June 30, 2019: £0.8 million). For the six months ended June 30, 2020, the Company has recognized £1.7 million of share-based payment expense in the statement of operations (six months ended June 30, 2019: £1.2 million).